Shareholder Fees - FidelityLow-PricedStockFund-KPRO	Jan. 29, 2025 USD ($)
FidelityLow-PricedStockFund-KPRO | Fidelity Low-Priced Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none